Property and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property and Equipment
11.	Property and Equipment
Changes in property and equipment for the years ended December 31, 2020 and 2021, are as follows:

	2020
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,262,313	￦	4,125,229	￦	37,654,635	￦	1,612,108	￦	1,001,171	￦	45,655,456
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,963,165)		(28,561,384)		(1,344,573)		(903)		(31,870,157)

Beginning, net		1,262,181		2,162,064		9,093,251		267,535		1,000,268		13,785,299
Acquisition and capital expenditure		25,156		7,249		112,085		47,669		2,959,690		3,151,849
Disposal and termination		(1,756)		(3,367)		(69,401)		(3,385)		(1,027)		(78,936)
Depreciation		—		(135,646)		(2,343,965)		(91,164)		—		(2,570,775)
Impairment		—		(36)		(35,271)		(44,468)		—		(79,775)
Transfer in (out)		53,238		283,937		2,489,138		28,024		(2,899,197)		(44,860)
Transfer from (to) investment properties		6,792		(8,848)		—		—		—		(2,056)
Changes in scope of consolidation		56		494		225		43		—		818
Others		(11,040)		2,175		68,921		1,398		(16,899)		44,555

Ending, net	￦	1,334,627	￦	2,308,022	￦	9,314,983	￦	205,652	￦	1,042,835	￦	14,206,119

Acquisition cost	￦	1,334,759	￦	4,402,691	￦	39,182,265	￦	1,619,822	￦	1,046,795	￦	47,586,332
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,094,669)		(29,867,282)		(1,414,170)		(3,960)		(33,380,213)

	2021
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,334,759	￦	4,402,691	￦	39,182,265	￦	1,619,822	￦	1,046,795	￦	47,586,332
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,094,669)		(29,867,282)		(1,414,170)		(3,960)		(33,380,213)

Beginning, net		1,334,627		2,308,022		9,314,983		205,652		1,042,835		14,206,119
Acquisition and capital expenditure		60,817		36,446		28,159		55,336		2,947,335		3,128,093
Disposal and termination		(45,318)		(11,827)		(76,676)		(6,868)		(64)		(140,753)
Depreciation		—		(145,954)		(2,368,679)		(81,507)		—		(2,596,140)
Impairment		—		—		(2,075)		(40)		—		(2,115)
Transfer in (out)		4,608		415,771		2,340,948		27,051		(2,872,257)		(83,879)
Transfer from (to) investment properties		(59,848)		(73,096)		—		—		—		(132,944)
Changes in scope of consolidation		20,911		6,355		67,925		15,583		497		111,271
Others		—		(18,295)		11,986		6,031		(24,488)		(24,766)

Ending, net	￦	1,315,797	￦	2,517,422	￦	9,316,571	￦	221,238	￦	1,093,858	￦	14,464,886

Acquisition cost	￦	1,315,929	￦	4,707,250	￦	40,270,005	￦	1,607,853	￦	1,094,479	￦	48,995,516
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,189,828)		(30,953,434)		(1,386,615)		(621)		(34,530,630)

Details of property and equipment provided as collateral as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	11,644	￦	15,502	Borrowings	￦	3,072	Industrial Bank of Korea, Korea Development Bank
	￦	4,142	￦	249	Deposits	￦	249	K Bank

(In millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	11,320	￦	15,412	Borrowings	￦	3,272	Industrial Bank of Korea, Korea Development Bank
The borrowing costs capitalized for qualifying assets amount to
￦
5,360 million (
2019: ￦ 6,360 million
,
2020:
￦
 8,452 million
), for the year ended December 31,

2021. The interest rate applied to calculate the capitalized borrowing costs is 2.04% (
2019: 2.63%,
2020: 2.36
%), for the year ended December 31, 2021.